Note 16 - Employee Pension Plans	12 Months Ended
Jan. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 16 - Employee Pension Plans

We maintain various defined contribution benefit plans for our Canadian, American and British employees. While the specifics of each plan are different in each country, we contribute an amount related to the level of employee contributions. These contributions are subject to maximum limits and vesting provisions, and can be discontinued at our discretion. The pension costs were $0.6 million in 2012 (January 31, 2011 - $0.5 million; January 31, 2010 - $0.3 million), of which $0.3 million was payable at January 31, 2012 ($0.2 million at January 31, 2011).